COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
2013	$ 525,938	$ 556,752
2014	531,307	588,855
2015	482,003	532,098
2016	321,050	401,658
thereafter	584,723	615,198
Totals	$ 2,445,021	$ 2,694,561